Reserves - Changes in Valuation Gain (Loss) on Derivatives (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ (234,727)	₩ (226,183)
Balance at December 31	(373,442)	(234,727)
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(73,828)	(96,418)
Amount recognized as other comprehensive loss during the year, net of taxes	(11,301)	17,965
Amount reclassified to profit or loss, net of taxes	43,528	4,625
Balance at December 31	₩ (41,601)	₩ (73,828)